Annual Fund Operating Expenses - American Funds Growth Allocation Portfolio	Apr. 30, 2021
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.42%
Expenses (as a percentage of Assets)	0.74%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.55%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.42%
Expenses (as a percentage of Assets)	1.04%